Railway concessions (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Renegotiation of concession contracts		$ 256
Advanced payment		$ 656
Percentage of annually readjustment index exchange	4.68%	4.76%
Addition to the provision	$ 38	$ 25
Obligation Two [Member]
IfrsStatementLineItems [Line Items]
Company provisions	$ 618	$ 580